[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


June 10, 2010


VIA EDGAR


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549


   Re:      Van Kampen Units Trusts, Series 989
            Amendment No. 1 to the Registration Statement on Form S-6
                ("Amendment No. 1")
            File No. 333-166617


Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 989, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 1 so that it may become effective as early as practicable on Thursday, June 10, 2010.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 989

By:      Van Kampen Funds, Inc.



By:      /s/ John F. Tierney
         ------------------------------------------
         John F. Tierney
         Vice President